SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Digital display network equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Gas station display network equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Wi-Fi
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixture
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicle
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Building
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years